Share capital, Initial Public Offering and Follow-On Offerings (Details) $ / shares in Units, SFr in Thousands							3 Months Ended		12 Months Ended
	Jul. 31, 2018 CHF (SFr) shares	Jul. 31, 2018 USD ($) shares	Jul. 24, 2018 CHF (SFr) shares	Jul. 24, 2018 USD ($) $ / shares shares	Sep. 22, 2016 CHF (SFr) shares	Sep. 22, 2016 USD ($) $ / shares shares	Sep. 30, 2018 CHF (SFr)	Sep. 30, 2018 USD ($)	Dec. 31, 2018 CHF (SFr) Offering	Dec. 31, 2018 USD ($) Offering	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Initial Public Offering (IPO) and Follow-On Offerings [Abstract]
Shares issued (in shares)					900,000	900,000
Gross proceeds received | $										$ 117,500,000
Proceeds from public offerings of common shares, net of underwriting fees | SFr									SFr 111,529		SFr 0	SFr 69,388
Net underwriting fees and transaction costs | SFr									2,015			SFr 5,017
Initial Public Offering [Member]
Initial Public Offering (IPO) and Follow-On Offerings [Abstract]
Shares issued (in shares)					6,000,000	6,000,000
Share price (in dollars per share) | $ / shares						$ 11.00
Gross proceeds received					SFr 74,500	$ 75,900,000	SFr 116,300	$ 117,500,000	SFr 116,300	$ 117,500,000
Proceeds from public offerings of common shares, net of underwriting fees					69,300	$ 70,600,000
Number of offerings | Offering									3	3
Increase in share premium | SFr					SFr 64,200
Net underwriting fees and transaction costs | SFr									SFr 6,800
Net proceeds | SFr									SFr 109,500
Over-Allotment [Member]
Initial Public Offering (IPO) and Follow-On Offerings [Abstract]
Shares issued (in shares)			1,108,695	1,108,695
Common Shares [Member]
Initial Public Offering (IPO) and Follow-On Offerings [Abstract]
Shares issued (in shares)					6,900,000	6,900,000
First Subscription Rights [Member]
Initial Public Offering (IPO) and Follow-On Offerings [Abstract]
Shares issued (in shares)			8,500,000	8,500,000
Share price (in dollars per share) | $ / shares				$ 11.75
Gross proceeds received			SFr 98,900	$ 99,900,000
Second Subscription Rights [Member]
Initial Public Offering (IPO) and Follow-On Offerings [Abstract]
Shares issued (in shares)	1,500,000	1,500,000
Gross proceeds received	SFr 17,400	$ 17,600,000